Summary of Significant Accounting Policies and Nature of Business (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Activity in Allowance for Doubtful Accounts During the Years

Activity in our allowance for doubtful accounts during the years ended December 31, 2015, 2014 and 2013 is set forth in the table below:

(In millions)	Balance at beginning of period	Charged to costs and expenses, net of recoveries	Charged to other accounts (1)	Deductions (2)	Balance at end of period
2015
Allowance for doubtful accounts	$4.9	$1.6	$(0.1)	$(0.5)	$5.9

2014
Allowance for doubtful accounts	4.2	0.9	(0.1)	(0.1)	4.9

2013
Allowance for doubtful accounts	2.1	2.8	—	(0.7)	4.2

(1)	Represents the foreign currency translation due to the change in exchange rate during the period.
(2)	Accounts receivable balances written off during the period, net of recoveries.

Schedule of Estimated Useful Lives of Assets

As of December 31, 2015, the estimated useful lives of our assets are as follows:

Buildings	27-39 years
Land improvements	15-25 years
Chemical manufacturing plants	25 years
Machinery and equipment	2-25 years
Dies and moulds	3-10 years
Office furniture and equipment	2-10 years
Computer equipment and software	3-10 years

Schedule of Activity in Warranty Liabilities

Activity in our warranty liabilities for the years ended December 31, 2015, 2014 and 2013 is as follows:

(In millions)	2015	2014	2013
Beginning balance, January 1,	$13.5	$12.6	$13.6
Warranty provisions	4.4	4.3	4.2
Foreign currency translation loss	(1.3)	(0.5)	(0.4)
Warranty claims paid	(1.4)	(2.9)	(4.8)

Ending balance, December 31,	$15.2	$13.5	$12.6